Commitments and Contingencies - Power Purchase Agreements (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Long-term Purchase Commitment [Line Items]
2026	$ 1,241,198
2027	849,893
2028	783,030
2029	724,138
2030	621,011
Thereafter	7,963,897
Total	12,183,167
Renewable energy
Long-term Purchase Commitment [Line Items]
2026	488,041
2027	394,573
2028	464,891
2029	439,601
2030	417,400
Thereafter	7,098,946
Total	9,303,452
Capacity
Long-term Purchase Commitment [Line Items]
2026	136,659
2027	135,999
2028	117,565
2029	115,176
2030	97,218
Thereafter	406,693
Total	1,009,310
Other
Long-term Purchase Commitment [Line Items]
2026	616,498
2027	319,321
2028	200,574
2029	169,361
2030	106,393
Thereafter	458,258
Total	$ 1,870,405